Amounts Due from Related Party, Net - Schedule of Amounts Due from Related Party (Details) - Related Party [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Amounts Due from Related Party [Line Items]
Amounts due from related party		$ 3,895
Less: allowance for expected credit losses		(37)
Total amounts due from related party, net		$ 3,858